UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2011

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.46%

COMMON STOCKS 98.23%

Aerospace & Defense 1.48%

Honeywell International, Inc.	893,200	$47,429
Raytheon Co.	261,400	11,692
United Technologies Corp.	710,500	58,858

Total		117,979

Automobiles 1.36%

Ford Motor Co.*	6,196,654	75,661
General Motors Co.*	1,183,362	32,756

Total		108,417

Beverages 1.01%

Coca-Cola Co. (The)	623,400	42,398
PepsiCo, Inc.	601,800	38,539

Total		80,937

Biotechnology 0.61%

Amgen, Inc.*	539,328	29,501
Human Genome Sciences, Inc.*	930,300	19,546

Total		49,047

Capital Markets 4.95%

Bank of New York Mellon Corp. (The)	873,425	21,932
Goldman Sachs Group, Inc. (The)	1,449,475	195,636
Morgan Stanley	3,705,888	82,456
State Street Corp.	1,106,352	45,880
T. Rowe Price Group, Inc.	874,490	49,671

Total		395,575

Chemicals 4.89%

Agrium, Inc. (Canada)(a)	423,000	36,962
Dow Chemical Co. (The)	4,141,459	144,412
E.I. du Pont de Nemours & Co.	1,215,300	62,491
Monsanto Co.	906,900	66,639
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	1,387,700	80,223

Total		390,727

Commercial Banks 6.85%

BB&T Corp.	464,549	11,930
Comerica, Inc.	552,655	17,702
Fifth Third Bancorp	5,993,600	75,819
PNC Financial Services Group, Inc. (The)	1,911,979	103,801
Regions Financial Corp.	5,022,500	30,587
SunTrust Banks, Inc.	2,483,804	60,828
Wells Fargo & Co.	8,822,853	246,510

Total		547,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2011

Investments	Shares	Fair Value (000)
Computers & Peripherals 1.43%

Dell, Inc.*	3,241,700	$52,645
EMC Corp.*	1,914,900	49,941
Hewlett-Packard Co.	323,231	11,365

Total		113,951

Consumer Finance 1.44%

Capital One Financial Corp.	2,412,200	115,303

Containers & Packaging 0.29%

Owens-Illinois, Inc.*	994,500	23,043

Diversified Financial Services 7.14%

Bank of America Corp.	18,700,870	181,586
Citigroup, Inc.	2,829,160	108,470
JPMorgan Chase & Co.	6,932,442	280,417

Total		570,473

Diversified Telecommunication Services 4.04%

AT&T, Inc.	5,792,649	169,493
CenturyLink, Inc.	2,124,600	78,844
Verizon Communications, Inc.	2,109,600	74,448

Total		322,785

Electric: Utilities 1.28%

Duke Energy Corp.	1,541,200	28,666
NextEra Energy, Inc.	330,800	18,277
Progress Energy, Inc.	271,600	12,695
Southern Co.	1,082,300	42,794

Total		102,432

Electronic Equipment, Instruments & Components 1.03%

Arrow Electronics, Inc.*	560,100	19,463
Avnet, Inc.*	944,400	27,671
Corning, Inc.	2,232,800	35,524

Total		82,658

Energy Equipment & Services 2.34%

Cameron International Corp.*	200,900	11,238
Halliburton Co.	1,047,571	57,334
Schlumberger Ltd.	1,306,598	118,077

Total		186,649

Food & Staples Retailing 1.00%

CVS Caremark Corp.	2,206,300	80,199

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2011

Investments	Shares	Fair Value (000)
Food Products 0.45%

General Mills, Inc.	436,600	$16,307
Kraft Foods, Inc. Class A	561,734	19,312

Total		35,619

Health Care Equipment & Supplies 0.78%

Baxter International, Inc.	1,074,200	62,486

Health Care Providers & Services 4.02%

AmerisourceBergen Corp.	892,800	34,203
CIGNA Corp.	321,700	16,011
HCA Holdings, Inc.*	759,400	20,261
McKesson Corp.	1,068,000	86,636
UnitedHealth Group, Inc.	2,693,796	133,693
WellPoint, Inc.	451,500	30,499

Total		321,303

Hotels, Restaurants & Leisure 2.62%

Carnival Corp.	3,155,007	105,061
Marriott International, Inc. Class A	2,095,472	68,103
Starwood Hotels & Resorts Worldwide, Inc.	655,200	36,010

Total		209,174

Household Products 2.06%

Colgate-Palmolive Co.	711,400	60,028
Procter & Gamble Co. (The)	1,700,300	104,551

Total		164,579

Industrial Conglomerates 1.88%

General Electric Co.	8,395,900	150,371

Insurance 1.64%

MetLife, Inc.	1,338,557	55,162
Prudential Financial, Inc.	1,294,400	75,955

Total		131,117

Life Sciences Tools & Services 0.85%

Thermo Fisher Scientific, Inc.*	1,130,800	67,950

Machinery 2.76%

Caterpillar, Inc.	757,907	74,874
Eaton Corp.	1,840,060	88,231
Joy Global, Inc.	363,745	34,163
Parker Hannifin Corp.	290,564	22,960

Total		220,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2011

Investments	Shares	Fair Value (000)
Media 7.50%

Comcast Corp. Class A	3,753,200	$90,152
News Corp. Class A	4,708,300	75,427
Omnicom Group, Inc.	2,017,400	94,656
Time Warner Cable, Inc.	1,047,694	76,807
Time Warner, Inc.	2,213,416	77,824
Viacom, Inc. Class B	936,800	45,360
Walt Disney Co. (The)	3,615,000	139,611

Total		599,837

Metals & Mining 2.95%

Barrick Gold Corp. (Canada)(a)	576,900	27,443
Cliffs Natural Resources, Inc.	923,300	82,931
Freeport-McMoRan Copper & Gold, Inc.	1,517,600	80,372
Nucor Corp.	96,420	3,750
United States Steel Corp.	1,031,700	41,257

Total		235,753

Multi-Line Retail 0.80%

J.C. Penney Co., Inc.	398,672	12,263
Kohl’s Corp.	146,886	8,036
Target Corp.	851,986	43,869

Total		64,168

Multi-Utilities 0.17%

PG&E Corp.	336,400	13,937

Oil, Gas & Consumable Fuels 13.39%

Anadarko Petroleum Corp.	940,300	77,631
Apache Corp.	706,800	87,445
Canadian Natural Resources Ltd. (Canada)(a)	106,800	4,303
Cenovus Energy, Inc. (Canada)(a)	305,100	11,701
Chevron Corp.	2,531,132	263,288
ConocoPhillips	847,200	60,990
Devon Energy Corp.	445,900	35,092
El Paso Corp.	2,997,055	61,589
EOG Resources, Inc.	125,802	12,832
Exxon Mobil Corp.	1,344,192	107,253
Hess Corp.	1,607,729	110,226
Occidental Petroleum Corp.	1,116,284	109,597
Range Resources Corp.	485,539	31,638
Southwestern Energy Co.*	651,600	29,035
Suncor Energy, Inc. (Canada)(a)	1,780,500	68,051

Total		1,070,671

Paper & Forest Products 0.29%

International Paper Co.	793,700	23,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2011

Investments	Shares	Fair Value (000)
Pharmaceuticals 6.08%

Johnson & Johnson	1,534,500	$99,420
Merck & Co., Inc.	3,774,200	128,813
Pfizer, Inc.	10,961,000	210,890
Teva Pharmaceutical Industries Ltd. ADR	997,334	46,516

Total		485,639

Real Estate Investment Trusts 0.85%

Host Hotels & Resorts, Inc.	4,310,575	68,323

Road & Rail 2.73%

CSX Corp.	760,800	18,693
Hertz Global Holdings, Inc.*	9,676,689	136,151
Union Pacific Corp.	616,700	63,199

Total		218,043

Semiconductors & Semiconductor Equipment 1.11%

Intel Corp.	769,400	17,181
Micron Technology, Inc.*	2,866,500	21,126
Texas Instruments, Inc.	1,700,200	50,581

Total		88,888

Software 2.69%

Activision Blizzard, Inc.	1,292,300	15,301
Adobe Systems, Inc.*	2,484,500	68,870
Microsoft Corp.	3,478,500	95,311
Oracle Corp.	1,162,300	35,543

Total		215,025

Specialty Retail 0.57%

Home Depot, Inc. (The)	1,293,500	45,182

Tobacco 0.90%

Altria Group, Inc.	1,563,549	41,121
Philip Morris International, Inc.	436,600	31,073

Total		72,194

Total Common Stocks (cost $6,638,288,776)		7,851,412

LIMITED LIABILITY COMPANY 1.23%

Diversified Financial Services

Oaktree Capital Management, LLC† (cost $86,900,000)	1,975,000	98,750

Total Long-Term Investments (cost $6,725,188,776)		7,950,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.36%

Repurchase Agreement

Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $29,500,000 of U.S. Treasury Note at 2.625% due 8/15/2020; value: $29,500,000; proceeds: $ 28,919,362 (cost $28,919,338)	$28,919	$28,919

Total Investments in Securities 99.82% (cost $6,754,108,114)		7,979,081

Other Assets in Excess of Liabilities 0.18%		14,039

Net Assets 100.00%		$7,993,120

ADR American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$7,851,412	$—	$—	$7,851,412
Limited Liability Company	—	98,750	—	98,750
Repurchase Agreement	—	28,919	—	28,919

Total	$7,851,412	$127,669	$—	$7,979,081

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of July 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,786,998,062

Gross unrealized gain	1,462,048,314
Gross unrealized loss	(269,965,292)

Net unrealized security gain	$1,192,083,022

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain securities.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 20, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 20, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 20, 2011